Leases (Schedule Of Capital Leased Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Accumulated depreciation	¥ (57,293)	¥ (53,758)
Total	42,819	44,139
Buildings
Property, Plant and Equipment [Line Items]
Capital leased assets	8,339	7,365
Machinery, Vessels And Tools
Property, Plant and Equipment [Line Items]
Capital leased assets	¥ 91,773	¥ 90,532